Financial Risk Management Objectives and Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2022	[1]	Dec. 31, 2021	[2]
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	€ 236,748	€ 218,472	[1]	€ 189,199	€ 158,143	€ 122,093	€ 148,519		€ 132,994
Trade receivables	€ 5,900	€ 4,100
Historical volatility for shares, measurement input [Member] | ARYA [Member] | Warrants [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of reasonable possible increase in unobservable inputs		10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities		€ 1,900
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	€ 200
Foreign Exchange Rates [Member] | ARYA [Member] | Warrants [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 200	€ 1,700
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	200	2,100
Credit risk [Member]
Financial Risk Management Objectives And Policies [Line Items]
Maximum exposure to credit risk	610,300	430,000
Cash and cash equivalents	236,700	218,500
Other financial assets	367,700	207,400
Currency risk [Member]
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	€ 236,700
Currency risk [Member] | Germany [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of cash and cash equivalents held in domicile	80.00%
Currency risk [Member] | Bottom of range [Member]
Financial Risk Management Objectives And Policies [Line Items]
Foreign exchange gain (loss)	€ 31,300	17,000
Currency risk [Member] | Top of range [Member]
Financial Risk Management Objectives And Policies [Line Items]
Foreign exchange gain (loss)	38,300	€ 21,000
Currency risk [Member] | Euro [Member]
Financial Risk Management Objectives And Policies [Line Items]
Bonds and short-term deposits	€ 99,300
Currency risk [Member] | Euro [Member] | Germany [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of cash and cash equivalents held in domicile	60.00%
Currency risk [Member] | US [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%	10.00%
Bonds and short-term deposits	€ 268,400
Currency risk [Member] | US [Member] | Germany [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of cash and cash equivalents held in domicile	40.00%

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities